Average Annual Total Returns (Vanguard Managed Payout Fund Retail)	Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Bond Index Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014	FTSE All-World Index Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014	Managed Payout Composite Index Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI ACWI Equity IMI Vanguard Managed Payout Fund Vanguard Managed Payout Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.83%	4.50%	3.55%	5.97%	4.63%	6.58%	3.84%
Five Years	9.29%	8.03%	6.95%	4.45%	9.45%	8.09%	9.48%
Since Inception	4.86%	3.73%	3.43%			3.94%